Equity and Other Equity Items - Disclosure of Detailed Information About Other Comprehensive Income and the Corresponding Tax Benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year (Before tax)	¥ 806,365	¥ 144,160	¥ (71,641)
Amount incurred during the year (Tax effect)	(248,826)	(44,936)	22,399
Amount incurred during the year (After tax)	557,539	99,223	(49,242)
Net changes (Before tax)	806,365	144,160	(71,641)
Net changes (Tax effect)	(248,826)	(44,936)	22,399
Net changes (After tax)	557,539	99,223	(49,242)
Remeasurements of defined benefit plans
Amount incurred during the year (Before tax)	57,616	112,151	188,239
Amount incurred during the year (Tax effect)	(11,289)	(46,998)	(51,989)
Amount incurred during the year (After tax)	46,328	65,153	136,250
Net changes (Before tax)	57,616	112,151	188,239
Net changes (Tax effect)	(11,289)	(46,998)	(51,989)
Net changes (After tax)	46,328	65,153	136,250
Shares of other comprehensive income of equity method investees
Amount incurred during the year (Before tax)	156,118	(77,148)	113,641
Amount incurred during the year (After tax)	156,118	(77,148)	113,641
Net changes (Before tax)	156,118	(77,148)	113,641
Net changes (After tax)	156,118	(77,148)	113,641
Exchange differences on translating foreign operations
Amount incurred during the year (Before tax)	1,178,875	676,042	902,844
Amount incurred during the year (After tax)	1,178,875	676,042	902,844
Net changes (Before tax)	1,178,875	676,042	902,844
Net changes (After tax)	1,178,875	676,042	902,844
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year (Before tax)	33,256	(165,477)	(220,711)
Amount incurred during the year (Tax effect)	(10,459)	49,738	66,536
Amount incurred during the year (After tax)	22,797	(115,738)	(154,175)
Reclassification to profit (loss) (Before tax)	(15,267)	0	1
Reclassification to profit (loss) (Tax effect)	4,717	0	0
Reclassification to profit (loss) (After tax)	(10,550)	0	1
Net changes (Before tax)	17,989	(165,477)	(220,710)
Net changes (Tax effect)	(5,742)	49,738	66,536
Net changes (After tax)	12,247	(115,738)	(154,174)
Shares of other comprehensive income of equity method investees
Amount incurred during the year (Before tax)	182,576	180,181	193,811
Amount incurred during the year (After tax)	182,576	180,181	193,811
Reclassification to profit (loss) (Before tax)	(16,579)
Reclassification to profit (loss) (After tax)	(16,579)
Net changes (Before tax)	165,996	180,181	193,811
Net changes (After tax)	165,996	180,181	193,811
Total other comprehensive income (Before tax)	2,382,959	869,909	1,106,184
Total other comprehensive income (Tax effect)	(265,856)	(42,196)	36,945
Total other comprehensive income, net of tax	¥ 2,117,103	¥ 827,713	¥ 1,143,129